As filed with the Securities and Exchange Commission on December 9, 2016

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 121	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 123	☒

(Check appropriate box or boxes)

NORTHERN FUNDS*

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service: Diana E. McCarthy One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Craig R. Carberry, Secretary The Northern Trust Company 50 South LaSalle Street, MB-09 Chicago, IL 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 8, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to the Northern Funds – U.S. Quality ESG Fund.

Explanatory Note

This Post-Effective Amendment No. 121 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 123 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Northern Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until January 8, 2017, the effectiveness of the Registration Statement with respect to the Northern Funds – U.S. Quality ESG Fund (the “Fund”), initially filed in Post-Effective Amendment No. 117 on September 28, 2016, pursuant to paragraph (a)(2) of Rule 485 under the Securities Act, which would have become effective on December 12, 2016.

This Post-Effective Amendment No. 121 incorporates by reference the information for the Fund contained in Parts A, B and C of Post-Effective Amendment No. 117.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 121 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 121 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 9th day of December, 2016.

NORTHERN FUNDS

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund
President

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 121 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Lloyd A. Wennlund	President (Principal Executive Officer)	December 9, 2016
Lloyd A. Wennlund

/s/ Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer) and Senior Vice President	December 9, 2016
Randal E. Rein

/s/ William L. Bax	Trustee	December 9, 2016
William L. Bax

/s/ Mark G. Doll	Trustee	December 9, 2016
Mark G. Doll

/s/ Sandra Polk Guthman	Trustee	December 9, 2016
Sandra Polk Guthman

/s/ Thomas A. Kloet	Trustee	December 9, 2016
Thomas A. Kloet

/s/ Cynthia R. Plouché	Trustee	December 9, 2016
Cynthia R. Plouché

/s/ Stephen N. Potter	Trustee	December 9, 2016
Stephen N. Potter

/s/ Mary Jacobs Skinner	Trustee	December 9, 2016
Mary Jacobs Skinner

/s/ Casey J. Sylla	Trustee	December 9, 2016
Casey J. Sylla